FINANCIAL INSTRUMENTS (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) bbl	Dec. 31, 2020 USD ($)
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 2,807	$ 118
URUGUAY | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan -N.A.
Nominal Amounts Of Hedging Instrument	$ 8,491	3,274
Net derivative financial liabilities	$ 1,963	541
URUGUAY | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 3,149	2,281
Net derivative financial liabilities	$ 978	248
URUGUAY | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan -N.A.
Nominal Amounts Of Hedging Instrument	$ 0	3,786
Net derivative financial liabilities	$ (77)	(351)
URUGUAY | Fuel oil No.6 Four [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 0	2,642
Net derivative financial liabilities	(57)	(320)
CHILE
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	0	(1,487)
CHILE | Zero cost collar [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 7,535	2,229
CHILE | Zero cost collar [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Annual production capacity | bbl	0
Starting date of Hedging instrument	Jan. 11, 2020
Maturity date of hedging instrument	Apr. 30, 2021
Net derivative financial liabilities	$ 0	1,029
CHILE | Zero cost collar [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Annual production capacity | bbl	0
Starting date of Hedging instrument	Jan. 22, 2020
Maturity date of hedging instrument	Apr. 30, 2021
Net derivative financial liabilities	$ 0	516
CHILE | Zero cost collar [Member] | Brent One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas - E.U.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 31, 2021
Net derivative financial liabilities	$ 3,737	280
CHILE | Zero cost collar [Member] | Brent Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Annual production capacity | bbl	220,000
Starting date of Hedging instrument	Aug. 01, 2021
Maturity date of hedging instrument	Jul. 31, 2021
Net derivative financial liabilities	$ 3,798	404
CHILE | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Mar. 27, 2020
Maturity date of hedging instrument	Mar. 29, 2021
Net derivative financial liabilities	$ 0	(750)
CHILE | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Mar. 27, 2020
Maturity date of hedging instrument	Mar. 29, 2021
Net derivative financial liabilities	$ 0	(737)
UNITED STATES
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 2,740	(1,423)
UNITED STATES | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ 845	(474)
UNITED STATES | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ 1,043	(486)
UNITED STATES | Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 100,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Oct. 28, 2023
Net derivative financial liabilities	$ 852	$ (463)
Argentina
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (133)
Argentina | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Argentina
Nominal Amounts Of Hedging Instrument	$ 3,800
Starting date of Hedging instrument	Dec. 10, 2021
Maturity date of hedging instrument	Jan. 31, 2022
Net derivative financial liabilities	$ (65)
Description of exchange rate translation	ARSUSD
Argentina | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BBVA - Argentina
Nominal Amounts Of Hedging Instrument	$ 3,800
Starting date of Hedging instrument	Dec. 10, 2021
Maturity date of hedging instrument	Feb. 25, 2022
Net derivative financial liabilities	$ (68)
Description of exchange rate translation	ARSUSD